CONSOLIDATED STATEMENTS OF COMPREHENSIVE (LOSS) INCOME - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
CONSOLIDATED STATEMENTS OF COMPREHENSIVE (LOSS) INCOME
Net (loss) income for the year	$ (18,403)	$ 112,211	$ (47,065)
Items that will be reclassified subsequently to profit or loss
Exchange differences arising from translating financial statements of foreign operations	(13,197)	2,440	7,002
Reclassification adjustment for exchange differences to statements of operations for subsidiaries deconsolidated (see Note 19)	(1,758)	672	(11,306)
Net exchange difference	(14,955)	3,112	(4,304)
Fair value gain on available-for-sale securities			542
Reclassification of fair value gain on available-for-sale securities to statements of operations for securities disposed of or impaired			(52)
Net fair value gain on available-for-sale securities			490
Fair value loss on securities at fair value through other comprehensive income	(70)	(75)
Reclassification of reversal of impairment charge to statement of operations	66	(3)
Net fair value loss on securities at fair value through other comprehensive income	(4)	(78)
Items that will not be reclassified subsequently to profit or loss
Remeasurement of net defined benefit liabilities			219
Other comprehensive (loss) income	(14,959)	3,034	(3,595)
Total comprehensive (loss) income for the year	(33,362)	115,245	(50,660)
Comprehensive loss (income) attributable to non-controlling interests	138	(277)	(683)
Comprehensive (loss) income attributable to owners of the parent company	$ (33,224)	$ 114,968	$ (51,343)